Basis of Presentation	6 Months Ended
Jun. 30, 2019
Accounting Policies [Abstract]
Basis of Presentation
Basis of Presentation

The unaudited interim consolidated financial statements (or consolidated financial statements) have been prepared in accordance with United States generally accepted accounting principles (or GAAP). These consolidated financial statements include the accounts of Teekay Tankers Ltd., its wholly-owned subsidiaries, equity-accounted joint venture and any variable interest entities (or VIEs) of which it is the primary beneficiary (collectively, the Company). The preparation of consolidated financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts reported in the consolidated financial statements and accompanying notes. Actual results could differ from those estimates.

Certain information and footnote disclosures required by GAAP for complete annual financial statements have been omitted and, therefore, these consolidated financial statements should be read in conjunction with the Company’s audited consolidated financial statements for the year ended December 31, 2018, filed on Form 20-F with the U.S. Securities and Exchange Commission (or the SEC) on April 10, 2019. In the opinion of management, these consolidated financial statements reflect all adjustments, consisting solely of a normal recurring nature, necessary to present fairly, in all material respects, the Company’s consolidated financial position, results of operations, and cash flows for the interim periods presented. The results of operations for the interim periods presented are not necessarily indicative of those for a full fiscal year. Intercompany balances and transactions have been eliminated upon consolidation.

Effective March 31, 2019, the Company separately presents bunker and lube oil inventory on the Company’s balance sheet. Such amounts were previously classified as prepaid expenses. Bunker and lube oil inventory has increased significantly commencing in the first quarter of 2019 as a result of changes to the Company’s revenue sharing arrangements (or RSAs) whereby the Company now directly procures and has legal title to the bunker fuel for the vessels in the RSAs, with such assets being used as collateral for the new working capital loan arrangement entered into by the Company. Bunker and lube oil inventory is stated at cost, which is determined on a first-in, first-out basis. Comparative figures have been reclassified to conform to the presentation adopted in the current period.